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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
                      Please print or type.

1.  Name and Address of issuer:

    AFD Exchange Reserves
    1345 Avenue of the Americas
    New York, New York  10105

2.  The name of each series or class of securities for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):      /X/

3.  Investment Company Act File Number:
    811-8294

    Securities Act File Number:
    33-74230

4(a).    Last day of fiscal year for which this Form is filed:
         September 30, 1999

4(b).    Check box if this Form is being filed late (i.e., more
         than 90 calendar days after the end of the issuers
         fiscal year).  (See Instruction A.2)
                                                            /   /

Note: If the Form is being filed late, interest must be paid on the registration fee due.


(c)./ / Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

     (i)  Aggregate sale price of
          securities sold during the
          fiscal year pursuant to section
          24(f):                                  $10,923,433,395




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    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:
                                                  $10,673,645,248

   (iii)  Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995
          that were not previously used
          to reduce registration fees
          payable to the Commission:
                                                             $-0-

    (iv)  Total available redemption
          credits [add Items 5(ii) and
          5(iii)]:
                                                  $10,674,645,248

     (v)  Net sales - if Item 5(i) is
          greater than Item 5(iv)
          [subtract Item 5(iv) from Item
          5(i)]:
                                                     $248,788,147

    (vi)  Redemption credits available
          for use in future years - if
          Item 5(i) is less than Item
          5(iv) [subtract Item 5(iv) from
          Item 5(i)]:
                                                         ( $-0- )

   (vii)  Multiplier for determining
          registration fee (See
          Instruction C.9):
                                                        x .000264

  (viii)  Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter 0 if no fee is due):
                                                     = $65,680.07

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:-0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end


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    of the fiscal year for which this form is filed that are
    available for use by the issuer in future fiscalyears, then state that number here:-0-.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                                  + N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                     = $65,680.07

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: December 7, 1999

    Method of Delivery:

              [X]  Wire Transfer
              [ ]  Mail or other means


                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\ Edmund P. Bergan, Jr.
                                  Edmund P. Bergan, Jr.
                                  Secretary


Date:  December 8, 1999

*Please print the name and title of the signing officer below the signature.














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